Earnings per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the nine-month period ended September 30, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the nine-month period ended September 30, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 559,878 shares (217,418 shares for the nine-month period ended September 30, 2023) under the long-term incentive plans granted to employees.
Item	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Profit attributable to Atlantica	32,676	46,050
Average number of ordinary shares outstanding (thousands) - basic	116,161	116,149
Average number of ordinary shares outstanding (thousands) - diluted	119,971	119,717
Earnings per share for the period (U.S. dollar per share) - basic	0.28	0.40
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.28	0.40

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month periods ended September 30, 2024, and 2023, as they have an antidilutive effect.